Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Annual Amortization Expense [Abstract]
2025	$ 83,944
2026	83,944
2027	83,944
2028	4,130
Intangible assets, net	$ 255,962	$ 339,906